CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2012	$ 119		$ 70,884		$ 468	$ (65,565)	$ 623	$ 6,529
Balance, shares at Dec. 31, 2012	8,918,647
Net income (loss)						$ (2,635)	(8)	(2,643)
Other comprehensive income (loss)					$ 79		20	99
Balance at Dec. 31, 2013	$ 119		$ 70,884		$ 547	$ (68,200)	$ 635	$ 3,985
Balance, shares at Dec. 31, 2013	8,918,647							8,918,647
Cashless Warrants exercise		[1]		[1]
Cashless Warrants exercise, shares	69,749
Net income (loss)						$ 208	$ (7)	$ 201
Other comprehensive income (loss)					$ (11)		(3)	(14)
Balance at Dec. 31, 2014	$ 119		$ 70,884		$ 536	$ (67,992)	$ 625	$ 4,172
Balance, shares at Dec. 31, 2014	8,988,396							8,988,396
Issuance of Ordinary shares, net of issuance costs of 1,070	$ 27		7,403					$ 7,430
Issuance of Ordinary shares, net of issuance costs of 1,070, shares	6,910,569
Beneficial conversion feature related to convertible loans from shareholders (Note 9)			$ 4,140					4,140
Net income (loss)						$ (6,461)	$ (36)	(6,497)
Other comprehensive income (loss)					$ (149)		(37)	(186)
Balance at Dec. 31, 2015	$ 146		$ 82,427		$ 387	$ (74,453)	$ 552	$ 9,059
Balance, shares at Dec. 31, 2015	15,898,965							15,898,965

[1]	Represents an amount lower than $1.